(15) INTANGIBLE ASSETS (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Intangible assets and goodwill [abstract]
Capitalized interest on borrowings	R$ 25,641	R$ 10,591	R$ 29,817
Percentage of capitalized interest rate on borrowings	8.09%	7.99%
Impairment of intangible asset			R$ (5,176)
Net assets	R$ 44,078,293	R$ 42,211,530